Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 32,735	€ 35,235	€ 26,157	€ 32,850
Other assets	11,070	10,138	9,348
Total non-current assets held for sale	4,445	4,601	5,426
Loss on disposal of real estate assets	171	232	123
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,445	4,588	5,424
Other tangible assets held for sale	364	103	90
Other assets	0	13	2
Total non-current assets held for sale	4,445	4,601	5,426
Non-current assets held for sale | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Loss on disposal of real estate assets		180
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,081	4,485	5,334
Non-current assets held for sale | Foreclosed assets | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 3,485	€ 3,667	€ 4,488